Note 10 - Investment in Juanicipio	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
10.	INVESTMENT IN JUANICIPIO

Minera Juanicipio was created for the purpose of holding the Juanicipio property, and is held 56% by Fresnillo and 44% by the Company. On December 27, 2021, the Company and Fresnillo created Equipos Chaparral in the same ownership proportions (Fresnillo 56% / MAG 44%) for the purpose of holding the Juanicipio plant and mining equipment, to be leased to Minera Juanicipio. Minera Juanicipio and Equipos Chaparral are collectively referred to herein as “Juanicipio,” and in reference to the project, the “Juanicipio Project.”

Juanicipio is governed by a shareholders’ agreement and by corporate by-laws. All costs relating to Juanicipio are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Juanicipio, and if either party does not fund pro-rata, their ownership interest will be diluted in accordance with the shareholders’ agreement and by-laws.

Fresnillo is the operator of Juanicipio, and with its affiliates, beneficially owns 9,314,877 common shares of the Company as at December 31, 2022, as publicly reported.

The Company has recorded its Investment in Juanicipio using the equity method of accounting. The recorded value of the investment includes the carrying value of the deferred exploration, mineral and surface rights, Juanicipio costs incurred by the Company, the required net cash investments to establish and maintain its 44% interest in Juanicipio, and the Company’s 44% share of income (loss) from Juanicipio.

Changes during the year of the Company’s investment relating to its interest in Juanicipio is detailed as follows:

	December 31,	December 31,
	2022	2021
	$	$
Juanicipio Project oversight expenditures incurred 100% by MAG	719	620
Interest earned, net of interest contributed to Investment in Juanicipio	(2,394)	(1,316)
Cash contributions and advances to Juanicipio (Note 18) (1)	8,140	73,524
Total for the year	6,465	72,828
Income from equity accounted Investment in Juanicipio (2)	40,767	15,686
Balance, beginning of year	291,084	202,570
Balance, end of year	338,316	291,084

(1)  A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans.  The majority of the interest accrued within Juanicipio was capitalized to ‘Mineral interests, plant and equipment’ and as a result capitalized interest recorded by the Company on the loan totaling $2,992 for the year ended December 31, 2022 ( December 31, 2021: $1,316) was credited to the Investment in Juanicipio account as an eliminating related party entry (Note 18). Offsetting this amount in the year ended December 31, 2022, was interest receivable of $419 ( December 31, 2021: nil) which was converted into additional shareholder loans and $179 ( December 31, 2021: nil) which was converted into additional shareholder capital. In addition, during the year ended December 31, 2022, $3,564 (net of tax) of interest payments were received from Juanicipio ( December 31, 2021: nil).

(2) Represents the Company’s 44% share of Juanicipio’s net income for the period, as determined by the Company.

A summary of financial information of Juanicipio (on a 100% basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies) is as follows:

Juanicipio Statements of Income

	For the year ended
	December 31,	December 31,
	2022	2021
	$	$

Revenue	215,736	75,393
Cost of sales:
Production cost	61,985	15,329
Depreciation and amortization	20,913	-
Cost of sales	82,898	15,329
Gross profit	132,838	60,064
Consulting and administrative expenses	(8,436)	(1,929)
Extraordinary mining duty	(349)	(337)
	124,053	57,798
Exchange losses and other	(7,458)	(1,363)
Income tax expense	(26,348)	(20,784)

Income for the year	90,247	35,651

MAG's 44% equity income	39,709	15,686
Loan interest on mining assets - MAG 44%	1,058	-
MAG's 44% equity income	40,767	15,686

Juanicipio Statements of Financial Position

	December 31, 2022	December 31, 2021
	$	$
Assets

Current assets
Cash and cash equivalents	1,102	18,972
Value added tax and other receivables	13,945	25,580
Concentrate sales receivable	24,098	18,853
Inventories
Materials and supplies	10,081	-
Stockpiles	26,020	3,234
Prepaids and other assets	7,756	104
	83,002	66,743
Non-current assets
Right-of-use assets	1,336	2,052
Mineral interests, plant and equipment	779,735	644,609
Deferred tax assets	11,259	5,254
	792,330	651,915
Total assets	875,332	718,658

Liabilities

Current liabilities
Payables	34,678	19,364
Interest and other payables to shareholders	13,460	4,279
Income tax payable	36,259	3,471
	84,397	27,114
Non-current liabilities
Lease obligation	1,329	2,053
Provisions
Reserves for retirement and pension	29	20
Reclamation and closure	3,073	4,050
Deferred tax liabilities	22,242	31,266
	26,673	37,389
Total liabilities	111,070	64,503

Equity

Shareholders equity including shareholder advances	764,262	654,155
Total equity	764,262	654,155
Total liabilities and equity	875,332	718,658

Juanicipio Statements of Cash Flows

	For the year ended
	December 31,	December 31,
	2022	2021
Operating activities
Income for the year	$90,247	$35,651
Items not involving cash
Income tax expense	17,884	13,837
Special mining tax	8,465	3,769
Depreciation	20,913	-
Write-down of fixed asset	3,675	-
Other	6,007	419

Change in non-cash operating working capital	(17,931)	1,656
Net cash provided from operating activities	129,260	55,332

Investing activities
Capital expenditures including plant,mine development and exploration	(156,040)	(254,830)
Other	282	-
Net cash used in investing activities	(155,758)	(254,830)

Financing activities
Shareholder loans and other capital provided by partners	18,500	167,100
Interest paid to shareholders	(9,460)	-
Payment of lease obligations	(854)	(412)
Other	255	-
Net cash provided from financing activities	8,441	166,688

Effects of exchange rate changes on cash and cash equivalents	187	279

Decrease in cash and cash equivalents	(17,870)	(32,531)

Cash and cash equivalents, beginning of year	18,972	51,503

Cash and cash equivalents, end of year	$1,102	$18,972

The Juanicipio beneficiation plant, which was recently energized with the connection to the national power grid in December 2022, has commenced commissioning and full-scale ramp up of milling activities. The operation remains on track to reach nameplate production mid-to-late 2023. During this ramp-up period, excess mineralized material from Juanicipio continues to be processed through the nearby Saucito and Fresnillo beneficiation plants (100% owned by Fresnillo). Since August of 2020, mineralized development material and more recently stope material from the underground mine is being processed at Fresnillo’s nearby processing plants. This processing was originally targeted at an average nominal rate of 16,000 tonnes per month, but as a result of the delay with the connection of the beneficiation plant to the national power grid, has since increased to an average of 54,000 tonnes per month for the year ended December 31, 2022.

Expenditures on mineral interests, plant and equipment capitalized directly by Juanicipio for the year ended December 31, 2022 amounted to $160,112 ( December 31, 2021: $262,829). Depreciation on mining equipment, infrastructure and mineral assets, excluding the plant, has been recognised on a UOP basis for the year ended December 31, 2022. As the plant has not reached commercial production as at December 31, 2022, plant depreciation on a UOP basis has not commenced.